Submission	Feb. 05, 2025
Submission [Line Items]
Central Index Key	0000764180
Registrant Name	Altria Group, Inc.
Registration File Number	333-275173
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES